Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Risk free rate		4.79%	3.58%	1.82%	2.20%
Increase in pre-tax discount rate		1.00%
Decrease in long-term growth rate		1.00%
Weighted average Operating EBITDA multiple		10.9	11.3	11.5
Impairment of finite lived intangible assets		$ 7
Market risk premium percentage			1.70%	5.80%	5.70%
Percentage reduction in long term growth rate		1.20%
Stock volatility factor		1.07	1.08	1.12	1.19
Impairment losses of goodwill		$ 0	$ 365
Weight of Debt		22.50%	27.00%
Other expenses [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to intangible assets				$ 53
Neoris NV [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses of goodwill				27
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets			$ 365
Internally Developed Software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to intangible assets				$ 49
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage	4.10%	6.70%	6.70%	4.10%
Decrease In Weighing Of Debt Percentage				26.90%	34.60%
Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates				0.10%	0.50%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage		6.67%
Weighted average [member] | Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		1.20%	2.00%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		10.10%	9.10%	7.20%
United States [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		1.00%
Impairment of finite lived intangible assets			$ 273
Percentage of goodwill		80.00%
United States [member] | Goodwill [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets				$ 440
United States [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Risk free rate		4.79%
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		11.60%	10.30%	8.40%
Percentage reduction in long term growth rate		1.00%	1.00%	1.00%
Spain [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		10.70%	9.40%	7.60%
Spain [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets			$ 92
Spain [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges				$ 317
Egypt [member]
Disclosure of detailed information about intangible assets [line items]
Percentage reduction in long term growth rate		3.00%	2.85%	2.80%
UAE [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges				$ 96
Israel [member]
Disclosure of detailed information about intangible assets [line items]
Percentage reduction in long term growth rate		2.10%